CREDIT FACILITIES AND LONG-TERM DEBT - Mezzanine term debt facilities (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Borrowing Capacity	$ 503,000	$ 400,000
Outstanding Amount	155,000	227,000
Issuance Costs	(5,965)	(5,071)
Carrying Value	149,035	221,929
Undrawn amounts	348,000	173
Term Debt Facility 2016-M1
Debt Instrument [Line Items]
Borrowing Capacity	149,000	300,000
Outstanding Amount	$ 40,000	$ 166,000
Interest Rate	10.00%	10.00%
Term Debt Facility 2019-M1
Debt Instrument [Line Items]
Borrowing Capacity	$ 54,000	$ 100,000
Outstanding Amount	$ 15,000	$ 61,000
Interest Rate	15.00%	15.00%
Term Debt Facility 2020-M1
Debt Instrument [Line Items]
Borrowing Capacity	$ 300,000
Outstanding Amount	$ 100,000
Interest Rate	10.00%